CONDENSED STATEMENT OF OPERATIONS (Parenthetical)	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares
Income Statement [Abstract]
Ordinary shares subject to possible redemption (in shares) | shares	79,513,276	79,513,276
Income attributable to ordinary shares subject to possible redemption | $	$ (61,695)	$ (61,695)